3. BASIS OF PRESENTATION: b) Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2020
Policies
b) Basis of Presentation

b)Basis of Presentation

These consolidated financial statements have been prepared on a historical cost basis except for biological assets and certain financial instruments classified as fair value through profit or loss, which are measured at fair value, as detailed in Note 21.  In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.